CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited)	March 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.5%
COMMUNICATION SERVICES - 1.5%
Entertainment - 1.5%
Live Nation Entertainment Inc.	45,200	$3,826,180	*

CONSUMER DISCRETIONARY - 14.6%
Auto Components - 4.0%
Aptiv PLC	57,100	7,874,090	*
Lear Corp.	15,020	2,722,375

Total Auto Components		10,596,465

Diversified Consumer Services - 1.3%
Service Corp. International	68,300	3,486,715

Hotels, Restaurants & Leisure - 1.1%
Carnival Corp.	112,240	2,978,850	*

Internet & Direct Marketing Retail - 2.9%
Chewy Inc., Class A Shares	32,700	2,770,017	*
Expedia Group Inc.	28,700	4,939,844	*

Total Internet & Direct Marketing Retail		7,709,861

Leisure Products - 1.7%
Hasbro Inc.	46,400	4,459,968

Specialty Retail - 3.6%
Carvana Co.	17,300	4,539,520	*
Petco Health & Wellness Co. Inc.	33,110	733,717	*
Ross Stores Inc.	35,600	4,268,796

Total Specialty Retail		9,542,033

TOTAL CONSUMER DISCRETIONARY		38,773,892

CONSUMER STAPLES - 5.9%
Food & Staples Retailing - 5.0%
Casey’s General Stores Inc.	28,200	6,096,558
Performance Food Group Co.	124,300	7,160,923	*

Total Food & Staples Retailing		13,257,481

Household Products - 0.9%
Reynolds Consumer Products Inc.	82,400	2,453,872

TOTAL CONSUMER STAPLES		15,711,353

ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Pioneer Natural Resources Co.	38,000	6,035,160

FINANCIALS - 13.5%
Banks - 6.7%
Fifth Third Bancorp	134,100	5,022,045

See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2021 Quarterly Report	1

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	SHARES	VALUE
Banks - (continued)
First Republic Bank	28,900	$4,819,075
Western Alliance Bancorp	85,000	8,027,400

Total Banks		17,868,520

Insurance - 5.0%
Arch Capital Group Ltd.	154,100	5,912,817	*
Hartford Financial Services Group Inc.	110,900	7,407,011

Total Insurance		13,319,828

Mortgage Real Estate Investment Trusts (REITs) - 1.8%
Starwood Property Trust Inc.	188,200	4,656,068

TOTAL FINANCIALS		35,844,416

HEALTH CARE - 9.8%
Life Sciences Tools & Services - 8.2%
Avantor Inc.	195,000	5,641,350	*
Bio-Rad Laboratories Inc., Class A Shares	5,200	2,970,084	*
Bio-Techne Corp.	8,500	3,246,405
ICON PLC	11,800	2,317,166	*
Maravai LifeSciences Holdings Inc., Class A Shares	67,900	2,419,956	*
Syneos Health Inc.	65,900	4,998,515	*

Total Life Sciences Tools & Services		21,593,476

Pharmaceuticals - 1.6%
Catalent Inc.	22,600	2,380,006	*
Horizon Therapeutics PLC	20,800	1,914,432	*

Total Pharmaceuticals		4,294,438

TOTAL HEALTH CARE		25,887,914

INDUSTRIALS - 21.4%
Aerospace & Defense - 1.4%
Teledyne Technologies Inc.	9,100	3,764,215	*

Building Products - 5.5%
Masonite International Corp.	48,800	5,623,712	*
Resideo Technologies Inc.	113,100	3,195,075	*
Trane Technologies PLC	34,500	5,711,820

Total Building Products		14,530,607

Commercial Services & Supplies - 0.8%
Waste Connections Inc.	20,600	2,224,388

Construction & Engineering - 3.9%
API Group Corp.	249,030	5,149,940	*(a)
WillScot Mobile Mini Holdings Corp.	182,000	5,050,500	*

Total Construction & Engineering		10,200,440

See Notes to Schedule of Investments.

2	ClearBridge Variable Mid Cap Portfolio 2021 Quarterly Report

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	SHARES	VALUE
Electrical Equipment - 5.6%
AMETEK Inc.	23,900	$3,052,747
Regal Beloit Corp.	30,600	4,366,008
Shoals Technologies Group Inc., Class A Shares	57,100	1,985,938	*
Vertiv Holdings Co.	273,000	5,460,000

Total Electrical Equipment		14,864,693

Machinery - 1.9%
Rexnord Corp.	105,300	4,958,577

Professional Services - 1.0%
Clarivate PLC	103,800	2,739,282	*

Road & Rail - 1.3%
Old Dominion Freight Line Inc.	14,800	3,558,068

TOTAL INDUSTRIALS		56,840,270

INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 1.1%
Arista Networks Inc.	9,300	2,807,577	*

Electronic Equipment, Instruments & Components - 4.2%
CDW Corp.	35,100	5,817,825
Keysight Technologies Inc.	37,100	5,320,140	*

Total Electronic Equipment, Instruments & Components		11,137,965

IT Services - 1.3%
Black Knight Inc.	46,800	3,462,732	*

Semiconductors & Semiconductor Equipment - 5.2%
Lam Research Corp.	4,600	2,738,104
Marvell Technology Group Ltd.	60,500	2,963,290
ON Semiconductor Corp.	130,200	5,417,622	*
SolarEdge Technologies Inc.	9,400	2,701,936	*

Total Semiconductors & Semiconductor Equipment		13,820,952

Software - 5.0%
Aspen Technology Inc.	23,400	3,377,322	*
Autodesk Inc.	12,400	3,436,660	*
Cloudera Inc.	175,000	2,129,750	*
DocuSign Inc.	6,300	1,275,435	*
Splunk Inc.	21,900	2,967,012	*

Total Software		13,186,179

Technology Hardware, Storage & Peripherals - 1.3%
NCR Corp.	92,600	3,514,170	*

TOTAL INFORMATION TECHNOLOGY		47,929,575

MATERIALS - 3.3%
Chemicals - 1.6%
Ashland Global Holdings Inc.	47,400	4,207,698

See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2021 Quarterly Report	3

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY		SHARES	VALUE
Containers & Packaging - 1.7%
Ball Corp.		53,600	$4,542,064

TOTAL MATERIALS			8,749,762

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities Inc.		28,200	4,633,260
Americold Realty Trust		88,200	3,393,054

TOTAL REAL ESTATE			8,026,314

UTILITIES - 4.1%
Electric Utilities - 1.5%
Eversource Energy		44,600	3,861,914

Multi-Utilities - 2.6%
Ameren Corp.		53,600	4,360,896
DTE Energy Co.		19,300	2,569,602

Total Multi-Utilities			6,930,498

TOTAL UTILITIES			10,792,412

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $151,059,193)			258,417,248

	RATE
SHORT-TERM INVESTMENTS - 2.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	4,683,314	4,683,314
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	1,170,829	1,170,829	(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,854,143)			5,854,143

TOTAL INVESTMENTS - 99.7% (Cost - $156,913,336)			264,271,391
Other Assets in Excess of Liabilities - 0.3%			850,342

TOTAL NET ASSETS - 100.0%			$265,121,733

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2021, the total market value of investments in Affiliated Companies was $1,170,829 and the cost was $1,170,829 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Variable Mid Cap Portfolio 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Mid Cap Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$258,417,248	—	—	$258,417,248

Short-Term Investments†	5,854,143	—	—	5,854,143

Total Investments	$264,271,391	—	—	$264,271,391

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2021. The following transactions were effected in such company for the period ended March 31, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$640,177	$3,833,163	3,833,163	$3,302,511	3,302,511	—	$10	—	$1,170,829

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